Document And Entity Information (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Feb. 28, 2014	Jun. 30, 2013
Document And Entity Information
Entity Registrant Name	CHOICEONE FINANCIAL SERVICES INC
Entity Central Index Key	0000803164
Document Type	10-K
Document Period End Date	Dec. 31, 2013
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity a Well-known Seasoned Issuer	No
Entity a Voluntary Filer	No
Entity Reporting Status Current	Yes
Entity Filer Category	Smaller Reporting Company
Entity Public Float			$ 50,900
Entity Common Stock, Shares Outstanding		3,296,537
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2013